Share Based Compensation Plans - Schedule of Movement in Shares Held by the Joint Stock Ownership Plan Trust (Details) - JSOP Trust - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares held at beginning of period	1,146,955	1,146,955	1,239,497
Shares granted
Shares exercised			(92,542)
Shares forfeiture/lapsed	(762,093)
Shares held at ending of period	384,862	1,146,955	1,146,955
Unallocated shares held by trust	868,794	106,701	106,701
Total shares held at end of period	1,253,656	1,253,656	1,253,656